Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Australia - 15.4%
Bega Cheese Ltd.(a)	35,497	$104,084
Costa Group Holdings Ltd.(a)	80,735	149,173
Elders Ltd.	32,290	160,395
GrainCorp Ltd., Class A*	48,515	272,818
Inghams Group Ltd.(a)	66,598	157,827
Nufarm Ltd.*	65,876	243,877
Select Harvests Ltd.	19,723	112,758
Total Australia		1,200,932

Brazil - 2.4%
Adecoagro SA*	25,097	187,475

Canada - 4.7%
Maple Leaf Foods, Inc.	16,002	313,615
Village Farms International, Inc.*	8,931	48,486
Total Canada		362,101

China - 4.0%
Ausnutria Dairy Corp., Ltd.*(a)	129,980	159,192
China BlueChemical Ltd., Class H	378,312	80,877
COFCO Meat Holdings Ltd.*(a)	344,254	73,595
Total China		313,664

Indonesia - 3.8%
PT Astra Agro Lestari Tbk	83,525	72,637
PT Japfa Comfeed Indonesia Tbk	1,169,404	128,459
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	588,909	50,675
PT Sawit Sumbermas Sarana Tbk	770,210	45,124
Total Indonesia		296,895

Japan - 37.6%
Fuji Oil Holdings, Inc.	11,142	292,775
Itoham Yonekyu Holdings, Inc.	31,422	200,618
Kumiai Chemical Industry Co., Ltd.	24,442	191,684
Megmilk Snow Brand Co., Ltd.	10,394	246,652
Morinaga Milk Industry Co., Ltd.	8,738	338,201
NH Foods Ltd.	19,031	847,208
Nichirei Corp.	26,102	639,154
Nihon Nohyaku Co., Ltd.	7,946	41,275
Prima Meat Packers Ltd.	5,653	126,949
Total Japan		2,924,516

Singapore - 3.1%
Golden Agri-Resources Ltd.	1,349,953	207,700
Japfa Ltd.	83,314	33,572
Total Singapore		241,272

Thailand - 2.4%
GFPT PCL	193,266	76,885
Thai Vegetable Oil PCL	114,762	107,693
Total Thailand		184,578

United States - 26.5%
AGCO Corp.	10,411	730,227
Cal-Maine Foods, Inc.(a)	4,865	173,632
Element Solutions, Inc.*	46,888	548,589
Sanderson Farms, Inc.	4,188	576,646
Titan International, Inc.	10,560	30,202
Total United States		2,059,296

Total Common Stocks
(Cost $7,859,426)		7,770,729

Short-Term Investments — 3.3%
Money Market Funds — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	253,472	253,472
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	3,608	3,608
Total Short-Term Investments
(Cost $257,080)		257,080
Total Investments — 103.2%
(Cost $8,116,506)		8,027,809
Other Assets and Liabilities, Net — (3.2)%		(252,621)
Net Assets — 100.0%		$7,775,188

		% of
Industry	Value	Net Assets
Crop Production and Farming	$3,555,814	45.7%
Livestock Operations	1,658,106	21.3
Agricultural Chemicals	1,106,302	14.2
Agricultural Machinery	760,429	9.8
Agricultural Supplies and Logistics	690,078	8.9
Money Market Funds	257,080	3.3
Total Investments	$8,027,809	103.2%
Other Assets and Liabilities, Net	(252,621)	(3.2)
Total Net Assets	$7,775,188	100.0%

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2020 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $655,948; total market value of collateral held by the Fund was $690,787. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $437,315.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks
Australia	$1,200,932	$–	$–	$1,200,932
Brazil	187,475	–	–	187,475
Canada	362,101	–	–	362,101
China	313,664	–	–	313,664
Indonesia	296,895	–	–	296,895
Japan	2,924,516	–	–	2,924,516
Singapore	241,272	–	–	241,272
Thailand	184,578	–	–	184,578
United States	2,059,296	–	–	2,059,296
Total Common Stocks	7,770,729	–	–	7,770,729
Short-Term Investments:
Money Market Funds	257,080	–	–	257,080
Total Investments in Securities	$8,027,809	$–	$–	$8,027,809

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019		Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks
China Huishan Dairy Holdings Co., Ltd. (e)	$–	(f)	$–	$(300,260)	$300,260	$–	$–	$–	$–	$–	$–

(e)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(f)	Includes a level 3 security valued at $-.